Investment contracts without discretionary participating features - Summary of Investment Contracts for Account of Policyholders (Detail) - Without Discretionary Participation Features [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance on January 1	€ 55,631	€ 71,690
Gross premium and deposits - existing and new business	12,648	11,261
Withdrawals	(9,840)	(15,233)
Interest credited	7,636	(9,864)
Fund charges released	(313)	(324)
Net exchange differences	(40)	437
Transfers to disposal groups	0	(1,396)
Transfer to/from other headings	(680)	(943)
Other	2	2
Ending balance	€ 65,044	€ 55,631